Deposits - Schedule of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Time Deposits, Less than $250,000	$ 1,456,804	$ 1,767,448
Time Deposits, $250,000 or More	667,819	348,789
Total time deposits	$ 2,124,623	$ 2,116,237